EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE (Detail Textuals) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Feb. 28, 2010	Jan. 26, 2010	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock split ratio	2-for-1	2-for 1
Net income			23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	$ 14,062	88,493	154,139	90,004
Number of weighted average shares, basic											16,170,107	16,170,107	16,163,696	16,159,893
Number of weighted average shares, diluted											16,717,277	16,717,277	16,456,611	16,457,462
Number of antidilutive securities excluded from computation of earnings per share															200,000